Exposure To Russia (Detail: Text Values)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Exposure to Russia [Abstract]
Total Groups loan exposure to Russia	€ 1,300,000,000	€ 1,400,000,000
Loan exposure to Russia as a percentage to total Groups Loan book in Percent	300,000,000	300,000,000
Total Groups loan exposure to Russia after risk mitigants	€ 500,000,000	€ 600,000,000
Additional undrawn loan commitment to Russia subject to ECA coverage and contractual drawdown protection	400,000,000	1,000,000,000.0
Contingent exposure to Russia via written financial and trade guarantees	100,000,000	500,000,000
Total Group exposure to Ukraine Net	100,000,000	100,000,000
Overnight deposits with the Central Bank of Russia	600,000,000	500,000,000
Total Groups capital position in Russia	€ 400,000,000	€ 200,000,000
Of which foreign currency risk actively managed and fully hedged in percent	45,000,000,000	80,000,000,000
Total assets of DB Moscow	€ 1,600,000,000	€ 1,500,000,000
Total Group exposure to Russia	2,600,000,000
Total Groups undrawn commitments to Russia	€ 400,000,000